SCHEDULE OF FAIR VALUE WARRANTS (Details)	Jun. 30, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants term	5 years	5 years
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.14	0.14
Measurement Input, Share Price [Member] | Additional Issuance of Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.15
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.16	0.16
Measurement Input, Exercise Price [Member] | Additional Issuance of Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.25
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants term	5 years	5 years
Measurement Input, Expected Term [Member] | Additional Issuance of Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants term	5 years
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	60.64	0.6064
Measurement Input, Price Volatility [Member] | Additional Issuance of Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	100.76
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0	0
Measurement Input, Expected Dividend Rate [Member] | Additional Issuance of Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.10	0.0010
Measurement Input, Risk Free Interest Rate [Member] | Additional Issuance of Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.07